Purchases and other expenses - Other liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Other liabilities in the opening balance	€ 2,574	€ 2,448	€ 2,250
Business related variations	54	176	190
Changes in the scope of consolidation	9		12
Translation adjustment	29	(35)	4
Reclassifications and other items	(22)	(15)	(8)
Other liabilities in the closing balance	€ 2,644	€ 2,574	€ 2,448